Capital management (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of objectives policies and processes for managing capital abstract
Long-term debt	$ 996,250	$ 995,541
Cash and cash equivalents	(1,247,447)	(918,382)	$ (1,062,431)
Short-term investments	(84,906)	(24,985)
Net debt	(336,103)	52,174
Non-controlling interest	127	206
Shareholders' equity	4,845,841	4,958,355
Total shareholders' equity	4,845,968	4,958,561	$ 4,994,963
Total capital	$ 4,509,865	$ 5,010,735